Other receivables	12 Months Ended
Dec. 31, 2024
Other receivables
Other receivables

4.         Other receivables

As of December 31, 2023 and 2024, other receivables consisted of the followings:

	December 31,	December 31,
	2023	2024
	US$	US$
Henan Derun Real Estate Co. Ltd (“Henan Derun”)	140,261,069	138,911,029
Zhengzhou Yongzhi Jianxin Meiyu Private Equity Fund (“Zhengzhou Yongzhi”)	22,590,255	—
Due from contractors	23,571,115	24,339,375
Due from Zijin Royal Palace	44,025,880	48,696,346
Others	148,207,979	127,748,560
Total	378,656,298	339,695,310

In December 2019, the Group agreed to provide Henan Derun financing using the prepayment and charge interest of 18% per annum commencing from the date of prepayment made to Henan Derun. In March 2020, the Group entered into an agreement with Henan Derun, pursuant to which the above receivables shall be settled by Henan Derun’s transfer of certain parcels of land properties to a project company 80% owned by the Group and the Group will assume the bank loans of Henan Derun aggregating to US$77.1 million, which were pledged by such land properties. The Group evaluated the potential impairment and concluded that no impairment allowance is required because the estimated future undiscounted cash flow of the relevant land properties attributed to the Group exceeded the total amount of the above receivables and bank loans assumed by the Group. As of December 31, 2024, the prepayment was recorded as other receivables aggregating to US$138.9 million (2023: US$140.3 million).

In July 2020, the Company transferred Zhengzhou Modern City Shopping Mall originally held by the Company to a new subsidiary (the “Project Company”). The shopping mall was accounted for as property held for lease. In September 2020, the Company entered into a share purchase agreement with Zhengzhou Yongzhi to transfer its 98% equity interest in the Project Company for a consideration of US$122,607,243. As of December 31, 2021, Zhengzhou Yongzhi had paid US$98,085,794 to the Company and the change of business registration of the Project Company had been completed. According to the agreement, the remaining consideration of US$22,590,255 should be paid before September 27, 2021. In 2024, the remaining consideration was collected.

The “Others” category primarily includes: mortgage defaults receivables from customers, amounts due from business partners, and other miscellaneous items that are individually immaterial in amount.